S000084189 [Member] Investment Strategy - Nuveen Preferred and Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its investment objective by investing, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in preferred securities and other income producing securities. The Fund may invest in all types of preferred securities, including both perpetual preferred securities and hybrid securities. Perpetual preferred securities are generally equity securities of the issuer that have priority over the issuer’s common shares as to the payment of dividends (i.e., the issuer cannot pay dividends on its common shares until the dividends on the preferred shares are current) and as to the payout of proceeds of a bankruptcy or other liquidation, but perpetual preferred securities are subordinate to an issuer’s senior debt and junior debt as to both payments and payouts. Additionally, in a bankruptcy or other liquidation, perpetual preferred securities are generally subordinate to an issuer’s trade creditors and other general obligations. Perpetual preferred securities typically have a fixed liquidation (or “par”) value.
The Fund’s investments in preferred securities will primarily be categorized as institutional preferred securities. Institutional preferred securities are targeted to institutional, rather than retail, investors, are generally traded over-the-counter and may also be known as “$1,000 par preferred securities.” Institutional preferred securities are typically issued in large, institutional lot sizes by U.S. and non-U.S. financial services companies and other companies.
The term “preferred securities” also includes hybrid securities and other types of preferred securities that do not have the features described above. Preferred securities that are hybrid securities often behave similarly to investments in perpetual preferred securities and are regarded by market investors as being part of the preferred securities market. Such hybrid securities possess varying combinations of features of both debt and perpetual preferred securities and as such they may constitute senior debt, junior debt or preferred shares in an issuer’s capital structure.
The term “preferred securities” also includes certain forms of debt that are regarded by the investment marketplace to be part of the broader preferred securities market. Among these preferred securities are certain exchange-listed debt issues that historically have several attributes, including trading and investment performance characteristics, in common with exchange-listed perpetual preferred securities and hybrid securities. Generally, these types of preferred securities are senior debt in the capital structure of an issuer.
The Fund may also invest in income producing securities that are not preferred securities. These include contingent capital securities (sometimes referred to as “CoCos”), which are hybrid securities, issued primarily by non-U.S. financial institutions, that have loss absorption mechanisms benefitting the issuer built into their terms. These loss absorption mechanisms may include automatic conversion into the issuer’s common stock or an automatic write down of the security’s principal amount upon the occurrence of a specified trigger or event. In addition, although the Fund will invest primarily in preferred securities and CoCos, it may invest up to 20% of its net assets, in the aggregate, in corporate debt securities, U.S. government securities (including securities issued or guaranteed by U.S. government agencies and instrumentalities) and taxable municipal securities.
The Fund may also invest in preferred securities or CoCos that are convertible into common stock. The Fund may invest up to 20% of its net assets in cash or convertible securities.
The Fund will primarily invest in securities rated investment grade (BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”) and unrated securities judged to be of comparable quality by the Fund’s portfolio managers. The Fund may invest up to 50% of its net assets in securities rated below investment grade (BB/Ba or lower) or unrated securities judged to be of comparable quality by the Fund’s portfolio managers at the time of purchase, which are commonly referred to as “high yield” securities or “junk” bonds. The Fund will also invest at least 40% of its assets in securities of non-U.S. issuers denominated in U.S. dollars.
The Fund may invest in securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) (“restricted securities”), including securities sold in private placement transactions between issuers and their purchasers and securities that meet the requirements of Rule 144A under the Securities Act (“Rule 144A securities”). Rule 144A securities may be resold under certain circumstances only to qualified institutional buyers as defined by the rule.
The Fund intends to invest at least 25% of its assets in the securities of companies principally engaged in the financial services sector.
The Fund’s sub-adviser considers several factors in constructing the Fund’s portfolio of preferred securities, including credit risk, diversification, preferred sub-market analysis, call protection and yield curve analysis. From this analysis, the Fund’s sub-adviser builds a portfolio of securities that it believes offers the most attractive mix of value relative to securities with similar credit ratings, current income and call protection.

Strategy Portfolio Concentration [Text]	under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in preferred securities and other income producing securities.